Lease Right-of-Use Asset and Lease Liabilities - Schedule of Other Information (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Leases [Abstract]
Operating cash flow from operating lease	$ 4,227	$ 23,801	$ 16,632
Right-of-use assets obtained in exchange for operating lease liabilities	$ 10,562	$ 14,151	$ 14,151
Remaining lease term for operating lease (years)	8 months 12 days	1 year 6 months	10 months 25 days	0 years
Weighted average discount rate for operating lease	3.30%	3.10%	3.30%	0.00%